EVENTS AFTER THE REPORTING PERIOD (Detaisl)	12 Months Ended
Dec. 31, 2017 USD ($)
Disclosure Of Non adjusting Events After Reporting Period [LineItems]
DescriptionOfNatureOfNonadjustingEventAfterReportingPeriod	disallowance of the expenses on tax amortization of goodwill and deductibility of certain financing costs originated of the acquisition of Atento Brasil S.A. by Bain Capital in 2012
Tax assessment	$ 105,268,000
Other provisions	$ 0